Taxes On Income	12 Months Ended
Dec. 31, 2015
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Taxes On Income
TAXES ON INCOME

A.    APPLICABLE TAX LAWS

(1)	Israeli Corporate Income Tax Rates

Corporate tax rates and real capital gains tax in Israel were 25% in 2013, 26.5% in 2014 and 26.5% in 2015.

In January 2016, the Israeli Parliament approved a reduction of the corporate tax rate to 25%, effective as of January 1, 2016.

(2)	Tax benefits under Israel’s Law for the Encouragement of Industry (Taxes), 1969:

Elbit Systems and most of its subsidiaries in Israel currently qualify as “Industrial Companies”, as defined by the Law for the Encouragement of Industry (Taxes), 1969, and as such, these companies are entitled to certain tax benefits, mainly amortization of costs relating to know-how and patents over eight years, accelerated depreciation, the right to deduct public issuance expenses for tax purposes and an election under certain conditions to file a consolidated tax return with additional related Israeli Industrial Companies.

In December 2015, Elbit Systems and certain of its Israeli subsidiaries (also industrial companies) submitted an election notice to the Israel Tax Authority to file a consolidated tax return.
Note 18 - TAXES ON INCOME (Cont.)

A.    APPLICABLE TAX LAWS (Cont.)

(3)	Tax benefits under Israel’s Law for the Encouragement of Capital Investments, 1959:

Elbit Systems’ and certain of its Israeli subsidiaries’ (“the companies”) operations have been granted “Approved Enterprise” status under Israel’s Law for the Encouragement of Capital Investments, 1959 (the “Law”). Accordingly, certain income of the companies derived from the “Approved Enterprise” programs is tax exempt for two years and subject to reduced tax rates of 25% for five-year to eight-year periods or tax exempt for a ten-year period, commencing in the first year in which the companies had taxable income (limited to twelve years from commencement of production or fourteen years from the date of approval, whichever is earlier).

An Amendment to the Law from 2005 defines the “Privileged Enterprise” status rather than the previous “Approved Enterprise” status and limits the scope of enterprises which may qualify for “Privileged Enterprise” status by setting criteria such as that at least 25% of the “Privileged Enterprise” program’s income be derived from exports. Additionally, the 2005 Amendment enacted major changes in the manner in which tax benefits are awarded under the Law so that companies no longer require an Investment Center approval in order to qualify for tax benefits. Similar criteria have been set for the “Preferred Enterprise” status which was added in an Amendment to the Law in 2011. Companies are not required to receive an Investment Center approval in order to qualify for the tax benefits under the “Preferred Enterprise”e status, however, companies which are under an “Approved Enterprise” or “Privileged Enterprise” program must waive their former benefits to elect the “Preferred Enterprise” benefits.

Tax-exempt income generated by the Company and certain of its Israeli subsidiaries’ “Approved Enterprise” and “Privileged Enterprise” will be subject to tax upon dividend distribution or complete liquidation. Income generated under a “Preferred Enterprise” is not subject to additional taxation to the Company or its Israeli subsidiaries upon distribution or complete liquidation.

The entitlement to the above benefits is subject to the companies’ fulfilling the conditions specified in the Law, and the regulations promulgated thereunder and the letters of approval for the specific investments in “Approved Enterprises”. In the event of failure to comply with these conditions, the benefits may be canceled and the companies may be required to refund the amount of the benefits, in whole or in part, including interest. As of December 31, 2015, the Company’s management believes that the Company and its Israeli subsidiaries met all conditions of the Law and letters of approval.

As of December 31, 2015, the tax benefits for the Company’s “Privileged Enterprise” existing programs will expire within the period of 2016 to 2022.

As of December 31, 2015, retained earnings of the Company included approximately $620,000 in tax-exempt profits earned by the Company’s “Approved Enterprises”. If the retained tax-exempt income is distributed, with respect to the “Approved Enterprises” it would be taxed at the corporate tax rate applicable to such profits as if the Company had not elected the alternative tax benefits track (currently – 25%), and an income tax liability would be incurred of approximately $155,000 as of December 31, 2015.

The boards of directors of the Company and its applicable Israeli subsidiaries have decided that their policy is not to declare dividends out of such tax-exempt income. Accordingly, no deferred income taxes have been provided on exempt income attributable to the companies’ “Approved Enterprises” and “Privileged Enterprise”, as such retained earnings are essentially permanent in duration.

In Israel, income from sources other than the “Approved Enterprise”, “Privileged Enterprise” and “Preferred Enterprise” during the benefit period will be subject to tax at the regular corporate tax rate.
Note 18 - TAXES ON INCOME (Cont.)

A.    APPLICABLE TAX LAWS (Cont.)

Since the Company and its Israeli subsidiaries are operating under more than one program, and since part of their taxable income is not entitled to tax benefits under the Law and is taxed at the regular tax rates, the effective tax rate is the result of a weighted combination of the various applicable rates and tax exemptions, and the computation is made for income derived from each program on the basis of formulas specified in the law.

The Knesset (Israeli Parliament) enacted a reform to the Law, effective January 2011. According to the reform a flat rate tax applies to companies eligible for the “Preferred Enterprise” status. In order to be eligible for a “Preferred Enterprise” status, a company must meet minimum requirements to establish that it contributes to the country’s economic growth and is a competitive factor for the Gross Domestic Product (a competitive enterprise).

Israeli companies which currently benefit from an “Approved Enterprise”or “Privileged Enterprise” status and meet the criteria for qualification as a “Preferred Enterprise” can elect to apply the “Preferred Enterprise” benefits by waiving their benefits under the Approved and “Privileged Enterprise” status. The Company and several of its Israeli subsidiaries have elected the “Preferred Enterprise” status.

Benefits granted to a “Preferred Enterprise” include reduced and gradually decreasing tax rates. In peripheral regions (Development Area A) the reduced tax rate was 10% in 2012 and 7% in 2013. In other regions the tax rate was 15% in 2012, and 12.5% in 2013. Following the enactment of the National Priorities Law, effective January 1, 2014, the reduced tax rate became 9% in the Development Area A regions and 16% in other regions. “Preferred Enterprise” in peripheral regions are eligible for Investment Center grants, as well as the applicable reduced tax rates.

A distribution from a “Preferred Enterprise” out of the “Preferred Income” through December 31, 2013, was subject to 15% withholding tax for Israeli-resident individuals and non-Israeli residents (subject to applicable treaty rates) and effective January 1, 2014, is subject to 20% withholding tax for Israeli-resident individuals and non-Israeli residents (subject to applicable treaty rates).

A distribution from a “Preferred Enterprise” out of the “Preferred Income” would be exempt from withholding tax for an Israeli-resident company. A company electing to waive its “Privileged Enterprise” or “Approved Enterprise” status through June 30, 2015, may distribute “Approved Income” or “Privileged Income” subject to 15% withholding tax for Israeli resident individuals and non-Israeli residents (subject to applicable treaty rates) and exempt from withholding tax for an Israeli-resident company. Nonetheless, a distribution from income exempt under “Privileged Enterprise” and “Approved Enterprise” programs will subject the exempt income to tax at the reduced corporate income tax rates pertaining to the “Privileged Enterprise” and “Approved Enterprise” programs upon distribution, or complete liquidation in the case of a “Privileged Enterprise”’s exempt income.

B.    NON-ISRAELI SUBSIDIARIES

Non-Israeli subsidiaries are generally taxed based upon tax laws applicable in their countries of residence.

Note 18 - TAXES ON INCOME (Cont.)

C.    INCOME FROM CONTINUING OPERATIONS BEFORE TAXES ON INCOME

	Year ended December 31,
	2015	2014	2013
Income before taxes on income:
Domestic	$189,228	$141,532	$156,328
Foreign	59,326	57,956	46,691
	$248,554	$199,488	$203,019

D.    TAXES ON INCOME FROM CONTINUING OPERATIONS

	Year ended December 31,
	2015	2014	2013
Current taxes:
Domestic	$34,693	$24,348	$30,775
Foreign	10,246	13,254	16,137
	44,939	37,602	46,912
Adjustment for previous years:
Domestic	(903)	(5,753)	(1,823)
Foreign	(455)	(1,905)	(123)
	(1,358)	(7,658)	(1,946)
Deferred income taxes:
Domestic	1,842	(3,831)	(14,664)
Foreign	812	(489)	(4,989)
	2,654	(4,320)	(19,653)
Total taxes on income from continuing operations	$46,235	$25,624	$25,313

Total:
Domestic	$35,632	$14,764	$14,288
Foreign	10,603	10,860	11,025
Total taxes on income from continuing operations	$46,235	$25,624	$25,313

Note 18 - TAXES ON INCOME (Cont.)

E. UNCERTAIN TAX POSITIONS

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2015	2014
Balance at the beginning of the year	$46,158	$62,852
Reductions related to interest and currency translation	(111)	(4,432)
Additions based on tax positions taken during a prior period	373	9,792
Reductions related to tax positions taken during a prior period	(1,925)	(358)
Reductions related to settlement of tax matters	(1,128)	(21,453)
Additions based on tax positions taken during the current period	8,920	1,441
Reductions related to a lapse of applicable statute of limitation	(2,473)	(1,684)
Balance at the end of the year	$49,813	$46,158

At December 31, 2015 and 2014, the Company had a liability for unrecognized tax benefits of $49,813 and $46,158, respectively, including an accrual of $3,952 and $3,658 for the payment of related interest and penalties, respectively. The Company recognizes interest and penalties related to unrecognized tax benefits in the provision for income taxes.

During 2015 and 2014, the Company and certain of its subsidiaries settled certain income tax matters pertaining to multiple years in Israel and Europe. As a result of the settlement of the tax matters, the Company recorded income of approximately $392 and $7,100 during the years 2015 and 2014 , respectively, in the statements of income in “taxes on income”. Following the examination by the Israeli Tax Authority, the Company has applied some of the items for which settlement was reached to subsequent outstanding years. Certain Israeli subsidiaries of the company are currently undergoing tax audits by the Israeli Tax Authority.

The Company operates in multiple jurisdictions throughout the world, and its tax returns are periodically audited or subject to review by both domestic and foreign authorities. Certain Israeli subsidiaries of the company are currently undergoing tax audits by the Israeli Tax Authority.

As a result of ongoing examinations, tax proceedings in certain countries, and additions to unrecognized tax benefits for positions taken and interest and penalties, if any, arising in 2015, it is not possible to estimate the potential net increase or decrease to the Company’s unrecognized tax benefits during the next twelve months.

Note 18 - TAXES ON INCOME (Cont.)

F.    DEFERRED INCOME TAXES

Significant components of net deferred tax assets and liabilities are based on separate tax jurisdictions as follows:

		Deferred Tax Asset (Liability)
	Total	Current	Non-current
As of December 31, 2015
Deferred tax assets:
Reserves and allowances	$50,716	$14,070	$36,646
Inventory allowances	3,267	3,267	—
Property, plant and equipment	(6,859)	158	(7,017)
Other	32,704	16,012	16,692
Net operating loss carry-forwards	15,892	3,950	11,942
	95,720	37,457	58,263
Valuation allowance	(6,540)	(896)	(5,644)
Net deferred tax assets	89,180	36,561	52,619
Deferred tax liabilities:
Intangible assets	(5,753)	—	(5,753)
Property, plant and equipment	(14,577)	(6)	(14,571)
Reserves and allowances	(6,575)	(539)	(6,036)
	(26,905)	(545)	(26,360)
Net deferred tax assets	$62,275	$36,016	$26,259

As of December 31, 2014
Deferred tax assets:
Reserves and allowances	$52,110	$14,545	$37,565
Inventory allowances	3,805	3,805	—
Property, plant and equipment	(4,326)	93	(4,419)
Other	35,764	19,327	16,437
Net operating loss carry-forwards	18,627	3,138	15,489
	105,980	40,908	65,072
Valuation allowance	(5,424)	(576)	(4,848)
Net deferred tax assets	100,556	40,332	60,224
Deferred tax liabilities:
Intangible assets	(6,305)	—	(6,305)
Property, plant and equipment	(13,183)	(9)	(13,174)
Reserves and allowances	(9,126)	(3,228)	(5,898)
	(28,614)	(3,237)	(25,377)
Net deferred tax assets	$71,942	$37,095	$34,847

Note 18 - TAXES ON INCOME (Cont.)

F.    DEFERRED INCOME TAXES (Cont.)

The deferred taxes, net , are reflected in the balance sheet as follows:

	December 31,
	2015	2014
Current deferred income tax assets (Note 4)	$36,561	$40,332
Current deferred income tax liabilities (Note 13)	$545	$3,237
Non-current deferred income tax assets	$52,619	$60,224
Non-current deferred income tax liabilities	$26,360	$25,377

G.	CARRY-FORWARD TAX LOSSES

As of December 31, 2015, Elbit Systems’ Israeli subsidiaries had estimated total available carry-forward tax losses of approximately $137,321 and its non-Israeli subsidiaries had estimated available carry-forward tax losses of approximately $43,942. The Company and its subsidiaries had also carry-forward capital losses of approximately $43,955 for which a full valuation allowance was provided.

H.	RECONCILIATION

Reconciliation of the actual tax expense as reported in the statements of operations to the amount computed by applying the Israeli statutory tax rate is as follows:

	Year ended December 31,
	2015	2014	2013
Income before taxes as reported in the consolidated statements of income	$248,554	$199,488	$203,019
Statutory tax rate	26.5%	26.5%	25.0%
Theoretical tax expense	$65,867	$52,864	$50,755
Tax benefit arising from reduced rate as an “Approved, Privileged and Preferred Enterprise” and other tax benefits (*)	(20,818)	(21,781)	(27,151)
Tax adjustment in respect of different tax rates for foreign subsidiaries	2,433	1,563	1,716
Changes in carry-forward losses and valuation allowances	3,851	1,779	4,986
Taxes resulting from non-deductible expenses	776	2,244	112
Difference in basis of measurement for financial reporting and tax return purposes	(849)	(310)	(431)
Taxes in respect of prior years	(1,358)	(7,658)	(1,946)
Other differences, net	(3,667)	(3,077)	(2,728)
Actual tax expenses	$46,235	$25,624	$25,313
Effective tax rate	18.60%	12.84%	12.47%

(*) Net earnings per share – amounts of the benefit resulting from the Approved, Privileged and preferred Enterprises
Basic	$0.49	$0.51	$0.64
Diluted	$0.49	$0.51	$0.64

I.	FINAL TAX ASSESSMENTS

Final tax assessments have been received by the Company up to and including the tax year 2010 and by certain subsidiaries, for the years 2005 - 2012.